Annual Fund Operating Expenses - Class ACIS - DWS ESG International Core Equity Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.23%
Other expenses	1.59%
Total annual fund operating expenses	2.47%
Fee waiver/expense reimbursement	1.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.28%
Class C
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	1.00%
Other expenses	1.54%
Total annual fund operating expenses	3.19%
Fee waiver/expense reimbursement	1.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.02%
INST Class
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	1.51%
Total annual fund operating expenses	2.16%
Fee waiver/expense reimbursement	1.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.03%
Class S
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	1.58%
Total annual fund operating expenses	2.23%
Fee waiver/expense reimbursement	1.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.08%